Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of reconciliation of income tax expense

	2025	2024	2023

Income before income taxes	860,945	676,391	429,582
Statutory income taxes rate	34%	34%	34%
Income taxes at statutory rate	(292,721)	(229,973)	(146,058)

Reconciliation adjustments:
Tax effect on loss from entities not subject to taxation	(20,042)	(37,007)	(32,274)
PROUNI - Fiscal incentive (i)	454,380	379,747	309,952
Unrecognized deferred taxes assets on tax losses	(161,215)	(130,074)	(154,062)
Recognized deferred taxes	40,826	-	3,233
Presumed profit income tax regime effect (ii)	(372)	338	(8,787)
Permanent adjustments:
Management bonuses	(9,146)	(6,533)	-
Gifts	(1,742)	(1,655)	(1,552)
Sponsorship	(953)	(521)	(470)
Other	(1,744)	(4,744)	(2,665)
Pillar Two - See Note 2.3(q)	(109,458)	-	-
Other	9,685	2,951	8,517
Income taxes expense	(92,502)	(27,471)	(24,166)
Current	(133,328)	(24,238)	(27,399)
Deferred	40,826	(3,233)	3,233
Effective rate	10.70%	4.10%	5.62%

(i)	The Company adhered to PROUNI, established by Law 11,096/2005, which is a federal program that exempts companies of paying income taxes and social contribution upon compliance with certain requirements required by this Law.
(ii)	Brazilian tax law establishes that companies that generate gross revenues of up to R$78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit tax regime. The effect of the presumed profit of certain subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.

Schedule of deferred tax assets and liabilities

	2024	Additions (i)	2025

Deferred tax assets
Tax losses carry forward	-	1,703	1,703
Temporary differences:
Allowance for expected credit losses	-	1,196	1,196
IFRS 16 - Leases:
Right-of-use assets	-	56,180	56,180
Lease liabilities	-	(47,232)	(47,232)
Provision for profit sharing	-	2,047	2,047
Provision for legal proceedings and contingencies	-	7,672	7,672
Amortization of intangible assets	-	44,486	44,486
Other	-	67	67
	-	66,119	66,119
Deferred tax liabilities
Tax benefit from tax deductible goodwill	-	(25,293)	(25,293)
Fair value remeasurements on business combinations	(28,274)	-	(28,274)
	(28,274)	(25,293)	(53,567)
Deferred tax assets (liabilities), net	(28,274)	40,826	12,552

(i)	Recognized in the consolidated statement of income and other comprehensive income.